Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Financial information of company's operating segments
Net interest income	$ 49,479	$ 52,166	$ 53,848
Other income	3,628	(358)	(580)
General and administrative expenses	62,827	53,698	57,667
Income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	18,110	(16,268)	6,323
Total assets	1,240,826	1,253,584
Banking [Member]
Financial information of company's operating segments
Net interest income	50,015	52,634	54,310
Provision for loan losses	10,500	49,326	30,500
Other income	(419)	(8,878)	5,532
General and administrative expenses	26,114	23,263	24,345
Income tax expense (benefit)	4,998	(11,101)	1,349
Net income (loss)	7,984	(17,732)	3,648
Total assets	1,218,998	1,231,109	1,413,199
Mortgage Banking [Member]
Financial information of company's operating segments
Net interest income	0	0	0
Provision for loan losses	0	0	0
Other income	55,631	34,736	42,444
General and administrative expenses	37,445	31,124	33,838
Income tax expense (benefit)	7,002	1,391	3,313
Net income (loss)	11,184	2,221	5,293
Total assets	1,623	1,496	1,192
Other and Eliminations [Member]
Financial information of company's operating segments
Net interest income	(536)	(468)	(462)
Provision for loan losses	0	68
Other income	(1,917)	(1,384)	(4,396)
General and administrative expenses	(732)	(689)	(516)
Income tax expense (benefit)	(663)	(474)	(1,724)
Net income (loss)	(1,058)	(757)	(2,618)
Total assets	20,205	20,979	19,805
Consolidated [Member]
Financial information of company's operating segments
Net interest income	49,479	52,166	53,848
Provision for loan losses	10,500	49,394	30,500
Other income	53,295	24,474	43,580
General and administrative expenses	62,827	53,698	57,667
Income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	18,110	(16,268)	6,323
Total assets	$ 1,240,826	$ 1,253,584	$ 1,434,196